Business Combination, Goodwill, and Intangible Assets, Net. (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Goodwill, and Intangible Assets, Net. [Abstract]
Schedule of Purchase Price Allocation for the Acquisition	The purchase price allocation for the acquisition has been determined as follows:
For the Year ended
December 31,
2023
Goodwill	$1,243
Technology	1,048
Customer relationships	887
Short term and long term IIA liability	(701)
$2,477

Schedule of Changes in the Carrying Amount of Goodwill	The following table represent the changes in carrying amount of goodwill:
Year ended December 31,
2023
Balance as of beginning of the year	-
Goodwill acquired	$1,243
Closing balance	$1,243

Schedule of Intangible Assets	The composition of intangible assets is as follows:
Year ended December 31,
2023
Original amount:

Technology	$1,048
Customer relationships	887
1,935
Less - accumulated amortization	228
Intangible assets, net	$1,707